SUMMARY OF COST OF ACQUISITION (Details) (Parenthetical) $ in Millions	Apr. 26, 2022 CAD ($)
Disclosure of detailed information about business combination [abstract]
Exploration and evaluation assets acquired	$ 39.2
Impairment charge	$ 20.3